PREFERRED STOCK (Tables) (Warrant [Member])	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s warrant activity for the year ended December 31, 2013.

	Number of Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2011	1,392,251	$0.07
Issued in connection with convertible debt offerings	11,364,773	0.07
Exercised	(146,694)	0.17
Expired	(25,501)	0.01
Outstanding as of December 31, 2012	12,584,829	0.04
Issued in connection with convertible debt offerings	83,333,250	0.06
Exercised	-	0.00
Cancelled	(11,364,773)	0.04
Expired	-	0.00
Outstanding as of December 31, 2013	84,553,306	0.06